Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt
15
. Debt
The components of the Company’s outstanding Short-term notes payable consisted of the following:

	Weighted average interest rates	December 31 , 2023	December 31 , 2022
Short-term notes payable
Bank 2	7.5%	14,400	3,756
Less: Unamortized debt issuance costs		(4)	(52)

Total short-term notes payable		$14,396	$3,704

In October 2022, the Company entered into a short-term loan agreement for a principal amount of $
3,756
bearing interest at
6.5
% and was initially maturing in April 2023. In April 2023, the Company extended its maturity date to October 2023 and amended its interest rate to
7.75
%. The loan is collateralized by the aircraft it financed and requires monthly interest payments. A balloon payment of all unpaid principal and accrued and unpaid interest is due upon maturity. The principal balance of $
3,756
was paid off in September 2023.
In June 2023, the Company entered into
two
new short-term loan agreements in the amounts of $
8,000
and $
6,400
principal. Both loans bear an interest rate of
7.75
%, with a maturity date of
six months
from the loan date. In December 2023, the Company extended the maturity dates to June 2024, one year
from the loan dates.
As of December 31
, 2023
and December 31
, 2022
, unamortized debt issuance costs were $
4
and $
52
, respectively.

During the years ended December 31
, 2023
and 2022
the Company recorded $
175
and $
162
, respectively in amortization of debt issuance costs within Interest expense in the consolidated statements of operations and comprehensive income (loss). Total interest expense related to short-term debt was $
928
and $
578
for the years ended December 31
, 2023
and 2022
, respectively.

The components of the Company’s outstanding long-term debt consisted of the following:

	Interest Rates		Amounts		Maturity Dates
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Long-term notes payable with banks for the purchase of aircrafts
Bank 1	4.0% - 7.3%	4.0% -5.5%	$13,589	$24,275	Aug 2025 - Feb 2027	Aug 2023 - Sep 2026
Bank 2	4.0% - 7.8%	4.0% - 6.3%	13,769	15,518	Dec 2025 - Jun 2028	Jun 2023 - Nov 2027
Bank 3	3.5% Fixed - 2.3% + SOFR**	3.5% Fixed - 2.2% + LIBOR†	7,705	8,721	Jan 2024 - Oct 2026	Apr 2023 - Oct 2026
Bank 4	2.9% + SOFR**	2.8% + LIBOR†	4,082	4,440	Sep 2024 - Dec 2024	Sep 2024 - Dec 2024
Bank 5	5.3% - 6.0%*	5.3% -6.0% + LIBOR* †	3,759	4,204	Jul 2030 - Sep 2030	Jul 2030 - Sep 2030
Bank 6	7.7%	5.4%	1,843	2,114	Jan 2030	Jan 2024
Bank 7	4.0%	4.0%	1,061	1,320	Sep 2027	Sep 2027
Long-term notes payable with financial institutions for the purchase of aircrafts
Financial Institution 1	0.25% + Schwab Loan Rate	5.3%	3,290	3,650	Dec 2027	Dec 2027
Financial Institution 2	3.6% -7.0%	3.6% - 7.0%	8,435	17,882	Nov 2026 - May 2027	Mar 2026 - Jun 2027
Financial Institution 3	9.0% -9.5%	n/a	22,612	—	Sep 2033 - Dec 2033	n/a
Credit facilities with financial institutions
Financial Institution 4	1.3% + SOFR** - 2.8% + SOFR**	2.3% + LIBOR † - 2.8% + SOFR**	72,688	32,153	See disclosure below	See disclosure below
Bridge Notes	n/a	10.0%	n/a	86,816	See disclosure below	See disclosure below
Other long-term debt payable
EID loan	See disclosure below	See disclosure below	116	122	See disclosure below	See disclosure below
Long-term debt from VIEs			40,491	46,403
Total Long-term notes payable			193,440	247,618
Less: Unamortized debt issuance costs and debt discount			(151)	(1,717)
Less: current portion			(26,471)	(23,581)

Long-term notes payable, non-current portion			$166,818	$222,320

*
The payment terms dictate that the Note shall bear interest at a rate equal to the Prime Rate plus 275 basis points with an initial interest rate set at 6% based on the Prime Rate and Loan Spread at the time of the agreement. The interest rate is to be adjusted every 5 years and be based on the Prime Rate published as of the date plus the Loan Spread.

†	LIBOR is defined as the “London Interbank Offer Rate”.
**	SOFR is defined as “Secured Overnight Financing Rate”.
The Company (the “borrowers”) routinely enters into long-term loan agreements with various lenders for the purpose of financing purchases of aircraft. These loans usually have an initial term between 2 to 15 years and sometimes the borrowers negotiate with the lenders to extend the maturity date at the end of the initial term. The Company will refinance as needed to meet its obligations as they become due within the next 12 months. The Company has maintained a positive relationship with the lenders and has not historically had any difficulty refinancing these debt obligations. Based on historical experience and the fact that the Company has not suffered any decline in creditworthiness, it expects that cash on hand and cash earnings will enable it to secure the necessary refinancing. Amendments are executed at times when interest rates and terms are changed. Under these long-term loan agreements, these borrowers usually pay principal and interest payments each month, followed by a balloon payment of all unpaid principal and accrued and unpaid interest due upon maturity, and when applicable, a loan origination fee upon execution. Additionally, late payments are usually charged a 5% penalty fee (each individual loan agreement varies). Each note payable is collateralized by the specific aircraft financed and is guaranteed by the owners of the borrowers. Debts are usually satisfied when the financed aircraft are sold.
The lender may impose a restriction that the outstanding balance of the note may not exceed a percentage of the retail value of the collateral. In the event the outstanding value of the loan exceeds the percentage threshold of the collateralized aircraft, the borrowers may be required to make a payment in order to reduce the balance of the loan. Pursuant to the loan agreements, the borrowers must maintain certain debt service ratios (such as cash flow to leverage or certain EBITDA to total borrowings) specific to each lender as long as the borrowers hold outstanding loans. There are approximately forty
separate loan agreements (each loan agreement includes the initial agreement and amendments if applicable) with note payable balances outstanding included in the consolidated balance sheets as of December 31
, 2023
and December 31
, 2022
.
As of December 31
, 2023
and December 31
, 2022
, unamortized debt issuance costs were $
151
and $
217
for long-term notes payable (excluding convertible note), respectively.
During the years ended December 31
, 2023
and 2022
, the Company recorded $
98
and $
79
, respectively, in amortization of the debt issuance costs within Interest expense in the consolidated statements of operations and comprehensive income (loss). Total Interest expense related to long-term debt (excluding convertible note and VIEs) was $
9,251
and $
4,023
for the years ended December 31
, 2023
and 2022
, respectively.

The table below presents the Company’s contractual principal payments (not including debt issuance costs) as of December 31, 2023 under then-outstanding long-term debt agreements in each of the next five calendar years (does not include VIE loans):

Fiscal year	Amount
2024	$23,408
2025	75,500
2026	21,309
2027	12,719
2028	2,528
Thereafter	17,485

152,949

Long-term notes payable from VIE	40,491
Debt issuance costs	(151)

Total long-term notes payable	$193,289

Credit Facility (term loan)
In August 2018, the Company entered into a term loan agreement with a financial institution (the “Lender”) to provide a term loan with a maximum borrowing amount of $12,255, each borrowing considered a loan with a separate promissory note (the “Credit Facility”). Each term loan will be used to finance the purchase of aircraft and shall not exceed certain appraised value of the aircraft that is being financed.
Interest will accrue on the unpaid principal balance at a rate equal to the Overnight LIBOR-Based Rate (a per annum rate of interest which is equal to the greater of: (i) the floor rate
2.25
%, and (ii) the sum of Overnight LIBOR plus
2.25
% (Overnight LIBOR Margin) at the execution date of the promissory note. Interest on each loan will be paid in arrears on the same day of each month, commencing on the one-month
anniversary of the promissory note. In addition to the interest payments, a principal payment of each loan will be paid monthly based on an amortization schedule of twelve years
. The entire remaining principal balance of the loan, plus all accrued but unpaid interest shall be due and payable on the fifth-year anniversary of the promissory note (the “Term Loan Maturity Date”). Any installment of principal or interest on the loans which are not paid when due shall bear a default interest rate equal to the lesser of (i) the applicable LIBOR-based rate plus
3
% per annum, or (ii) the highest rate then permitted by applicable law. A late charge of
5
% of any payment will be imposed on any regularly scheduled payment not received by the Lender on or before 15 days from the date such payment is due.
The Lender has the right to have any financed aircraft appraised during any outstanding obligations, at the Company’s sole cost and expense. In the event the loan is revealed to have a value greater than a certain percentage of the aircraft, the Company must make a mandatory repayment of the applicable loan to an amount that will reduce the loan to be less than the required percentage of the applicable appraised value. Pursuant to the term loan agreement, the Company must maintain a certain debt service coverage ratio (the ratio calculated by dividing EBITDA and sum of all loan payments), tested annually. There is also an optional prepayment clause which specifies that the Company may prepay any loans in whole or in part, and all prepayments of principal shall include interest accrued to the date of the prepayment on the principal amount being prepaid.
The Credit Facility contains clauses requiring the Company to maintain their limited liability companies’ existence and to not permit any of the subsidiaries to liquidate, dissolve, change their names, or consolidate with other corporations without prior consent of the Lender. The original loan agreement states that the Company may not re-borrow
any amounts repaid to the Lender. The term loan is collateralized by substantially all assets of the borrower and initially expires August 2019. The Credit Facility also contains other customary covenants, representations and events of default.
In August 2019
, the Company entered into the First Amendment of the original term loan agreement which increased the maximum available borrowings of the Credit Facility to $
22,255
and extended the Term Loan Maturity Date to November 2020
. The First Amendment also amended the covenant to require the Company to maintain a certain Fixed Charge Coverage ratio tested on the date immediately preceding each borrowing and upon receipt of quarterly financial statements.

In November 2020, the Company

entered into the Second Amendment of the term loan agreement which increased the maximum available borrowings of the Credit Facility to $
27,250
and extended the Term Loan Maturity Date to November 2022
.
In September 2022
, the Company entered into the Third Amendment of the term loan agreement which increased maximum available borrowings of the Credit Facility to $
32,250
and extended the Term Loan Maturity Date to September 2024
. The Third Amendment also states that the Company may repay any outstanding loan at any time and any amounts so repaid may be reborrowed, up to the Maximum Loan Amount at the time of such borrowing. The Third Amendment also amended the interest rate terms and provided the option to elect a rate per year equal to SOFR-Based Rate or the Prime-Based Rate.
In December 2023
, the Company entered into the Fourth Amendment of the term loan agreement which decreased maximum available borrowings of the Credit Facility to $
15,250
. The Company elected to utilize the SOFR-Based Rate upon execution of the amendment and continued to pay interest based on the SOFR-Based Rate as of December 31
, 2023
.
As of December 31
, 2023
and December 31
, 2022
, the aggregate outstanding balances on the term loan were $
13,148
and $
32,153
, respectively and the Company had approximately $
2,102
and $
97
additional available borrowing capacity under the term loan, respectively. As of December 31
, 2023
the term loans bear maturity dates from January 2024
to April 2027
.
Credit Facility (Revolving Line of Credit)
In March 2023
, the Company entered into a revolving uncommitted line of credit loan with the lender (the “LOC Master Note”). The LOC Master Note provides a line of credit of up to $
60,000
and the Company may request one or more loans from time to time until the scheduled maturity date of March 9
, 2024
(“LOC Master Note Maturity Date”). The loan is collateralized by the Company’s investment accounts with the financial institution.
At the Company’s option, the interest rate on term loans drawn from the LOC Master Note is equal to either the Prime-Based Rate, defined as the greater of 1.25% or the prime rate minus 1.88%, or the Daily Simple SOFR-Based Rate, defined as the greater of 1.25% or the Daily Simple SOFR plus 1.25%
(“Interest Rate Option”). The Company agrees to pay accrued interest monthly on the 9th day of each month, beginning with the first of such dates to occur after the date of the first Loan, at maturity of this note, and upon payment in full, whichever is earlier or more frequent. After maturity, whether by acceleration or otherwise, interest shall be payable upon demand. The Company may prepay any principal bearing interest at any Interest Rate Option in whole or in part without breakage fee, penalty or premium; provided, however, that if a Swap Agreement with a Daily Simple SOFR-Based Rate is in effect between Lender and the Company in connection with a Loan made pursuant to this LOC Master Note, any applicable swap breakage fees, penalties, premiums and costs will apply. There is no Swap Agreement in place as of December 31, 2023.
The LOC Master Note contains customary representations and warranties and financial and other affirmative and negative covenants and is subject to acceleration upon certain specified events of default, including failure to make timely payments, breaches of certain representations or covenants, failure to pay other material indebtedness, failure to maintain the market value of the collateral such that at all times it equals or exceeds the Minimum Liquidity Balance and certain other events of default.
All payments shall be made in immediately available funds and shall be applied first to accrued interest and then to principal; however, if an Event of Default occurs, Lender may in its sole discretion, and in such order as it may choose, apply any payment to interest, principal and/or lawful charges and expenses then accrued.
The Company
drew an initial $
44,527
principal amount in March 2023
, with the selected interest option of SOFR plus
1.25
%. In April, September, and October 2023
, the Company drew additional $
3,300
, $
8,713
and $
3,000
principal amounts, respectively, under the LOC Master Note with the selected interest option of SOFR plus
1.25
%. As of December 31
, 2023
, the Company has an outstanding balance on the LOC Master Note of $
59,540
with the selected interest option of SOFR plus
1.25
%.
Subsequent to December 31
, 2023
, the Company entered into an amendment to the LOC Master Note to extend the maturity date to September 9
, 2025
. Refer to Note 24
, “Subsequent Events,” for additional details.
Debt Covenants
Financial covenants contained in the debt borrowings mandate that the Company maintains certain financial metrics, including, but not limited to, debt service coverage ratios, fixed charge cover ratios, or cash flow cover ratios. If the Company is unable to maintain the financial metric, it is a breach of the debt covenant and is considered an event of default. An event of default can result in all loans and other obligations becoming immediately due and payable, including the advance of any sums necessary to cure the event of default, allowing the lenders to seize the collateralized assets, aircraft and the debt agreements being terminated. As of December 31
, 2023
and December 31
, 2022
, the Company was not in compliance with certain financial covenants and obtained waiver request letters from the various lenders. Pursuant to the waiver letters, the lenders agreed to waive the financial covenants for the years ended December 31
, 2023
and December 31
, 2022
. The aggregate balances of outstanding debt obligations for which waiver letters were received was $
42,675
and $
13,645
as of December 31
, 2023
and December 31
, 2022
, respectively.
Bridge Notes
On October 17
, 2022
, the Company entered into the EPA with EGA (see Note 1
, “Organization and Operations”). In combination with the EPA, the Company entered into a senior subordinated convertible note agreement (the “Bridge Notes”) with an investor (“Noteholder”). Pursuant to the convertible note agreement, the Company borrowed and agreed to repay the Noteholder a principal amount of $
50,000
, which can be increased to a maximum borrowing of $
85,000
. On October 28
, 2022
, the Company requested and received the additional $
35,000
incremental note funding, bringing the total borrowing amount to $
85,000
.
The Bridge Notes accrued interest daily at the applicable rate which is
10
%.
Pursuant to the convertible note agreement, interest is payable in kind (“PIK”, instead of paying cash, accrued interest will be added to the outstanding principal balance and will be deemed paid) annually on the anniversary of the closing date of the Bridge Notes of October 17, 2022.
The Company assessed all terms and features of the Bridge Notes in order to identify any potential embedded features that would require bifurcation. As part of this analysis, the Company assessed the economic characteristics and risks of the Bridge Notes, including the conversion, put and call features. In consideration of the conversion provision, the Company concluded the conversion feature required bifurcation as a derivative. The fair value of the conversion feature derivative was determined based on the difference between the fair value of the Bridge Notes with the conversion option and the fair value of the Bridge Notes without the conversion option. The Company determined that the fair value of the derivative upon issuance of the Bridge Notes was $
1,441
and recorded this amount as a derivative liability and the offsetting amount as a debt discount as a reduction to the carrying value of the Bridge Notes on the Bridge Note’s closing date of October 17
, 2022
. As of December 31
, 2023
and December 31
, 2022
, the fair value of the derivative liability was zero and $
971
, respectively.

Upon closing

of the Merger, the outstanding principal balance of the Bridge Notes of $
85,000
and accrued PIK interest of $
10,503
were automatically converted into
9,550,274
shares of flyExclusive Class A common stock, settling the Company’s repayment obligation, (See Note 3
, “Merger”). Immediately prior to the conversion on the Closing Date, the Company remeasured the associated derivative liability to its fair value as of the Closing Date of $
15,560
. The Company recognized an unrealized loss of $
14,589
related to the change in fair value of derivative liability from December 31
, 2022
to the Closing Date within other income (expense), net in the consolidated statements of operations and comprehensive income (loss). Upon conversion, the Company removed the associated unamortized debt issuance costs of $
717
and derivative liability of $
15,560
from the consolidated balance sheets and recorded a gain on extinguishment of debt of $
14,843
within the consolidated statements of operations and comprehensive income (loss) for the year ended December 31
, 2023
. For the year ended December 31
, 2022
, the Company recognized an unrealized gain of $
470
related to the change in fair value of derivative liability within other income (expense), net in the consolidated statements of operations and comprehensive income (loss).
As of December 31
, 2023
and December 31
, 2022
, unamortized debt issuance costs related to the Bridge Notes was zero
and $
1,500
, respectively. During the years ended December 31
, 2023
and 2022
, the Company recorded $
783
and $
202
, respectively, in amortization of the debt discount and $
8,687
and $
1,816
, respectively, related to the PIK interest expense within Interest expense in the consolidated statements of operations and comprehensive income (loss). The effective interest rate used was
13.3
% as of the conversion date of December 27
, 2023
, and
14.3
% as of December 31
, 2022
.
Paycheck protection program (“PPP”) loans
In response to the coronavirus
(COVID-19)
outbreak in 2020, the U.S. federal government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) that, among other economic stimulus measures, established the PPP to provide small business loans.
In January 2021, the Company entered into an additional PPP loan agreement for approximately $339. The PPP loan bears a fixed interest rate of 1% over a five-year term, is guaranteed by the U.S. federal government and does not require collateral. The loans may be forgiven, in part or whole, if the proceeds are used to retain and pay employees and for other qualifying expenditures.
During 2021, the Company used all of the 2021 PPP loan proceeds to pay for qualified expenses, 100%
of which were used to pay for payroll-related expenses. The Company submitted its application and supporting documentation for forgiveness to its bank, which submitted the application and supporting documentation to the Small Business Administration (“SBA”).
The balance on the PPP Loan was $
339
and is included in Other
non-current
liabilities in the consolidated balance sheets as of December 31
, 2022
. The loan was forgiven in April 2023
including all accrued and unpaid interest. During the year ended December 31
, 2023
, the Company recognized loan forgiveness of $
339
as Other expense in the Company’s consolidated statements of operations and comprehensive income (loss).
Economic Injury Disaster Loans (“EID”)
In August 2020
, the Company executed the standard loan documents required for securing loans offered by the SBA under its EID loan assistance program and received the loan proceeds of $
122
. The proceeds from the EID Loan must be used for working capital. The EID Loan has a thirty-year
term and bears interest at a rate of
3.75
% per annum with monthly principal and interest payments being deferred for
12
months after the date of disbursement. On March 11
, 2021
, the American Rescue Plan Act of 2021
was enacted, which extended the first due date for repayment of EIDLs made in 2020 from
12
months to
24
months from the date of the note. The EID loan may be prepaid at any time prior to maturity with no prepayment penalties. The Loan Authorization and Agreement and the note executed by the Company in connection with the EID Loan contains events of default and other provisions customary for a loan of this type and the EID loan is secured by a security interest on all of the Company’s assets.